AFS Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 170,650	$ 137,201
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	1,973
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	13,585
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	15,841
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	139,251
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	162,978	130,448
Available-for-sale, fair value, remaining contractual maturity, due within one year	1,968
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	13,169
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	15,535
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 132,306
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	4.21%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	2.77%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	2.68%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	4.06%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	4.40%
Fair value hedging [Member]
AFS and HTM Debt Securities Textual [Abstract]
Portfolio layer basis adjustment	$ (43)	(46)
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	23,791	47,351
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	1,749
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	9,736
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	10,947
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	1,359
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	23,285
Available-for-sale, fair value, remaining contractual maturity, due within one year	1,745
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	9,362
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	10,918
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 1,260
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	3.19%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	2.76%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	2.33%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	4.23%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	1.44%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 12,542	20,654
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	144
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	3,565
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	3,158
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	5,675
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	12,035	20,066
Available-for-sale, fair value, remaining contractual maturity, due within one year	143
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	3,514
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	2,888
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 5,490
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	3.29%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	3.59%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	3.52%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	3.03%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	3.27%
Federal agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 129,703	63,741
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	20
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	58
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	522
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	129,103
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	123,029
Available-for-sale, fair value, remaining contractual maturity, due within one year	20
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	57
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	493
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 122,459
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	4.46%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	2.80%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	4.23%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	2.55%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	4.47%
Non-agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 1,844	2,892
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	1
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	89
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	1,754
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	1,806
Available-for-sale, fair value, remaining contractual maturity, due within one year	0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	1
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	84
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 1,721
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	4.31%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	5.41%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	4.89%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	4.28%
Collateralized loan obligations [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 2,196	1,538
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	60
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	792
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	1,344
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	2,202	1,533
Available-for-sale, fair value, remaining contractual maturity, due within one year	0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	60
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	793
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 1,349
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	6.20%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	6.60%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	6.32%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	6.11%
Other debt securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 574	$ 1,025
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	60
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	165
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	333
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	16
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	621
Available-for-sale, fair value, remaining contractual maturity, due within one year	60
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	175
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	359
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 27
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	5.05%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	3.57%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	6.24%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	4.89%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	1.63%